CONTINGENT FORWARD CONTRACTS - Series D contingent forward contract liability (Details) - Series D contingent forward contract liability	Dec. 31, 2020 Rate USD ($)
Term
Derivative [Line Items]
Measurement input | $	1.5
Risk-free rate
Derivative [Line Items]
Measurement input	8.00
Dividend yield
Derivative [Line Items]
Measurement input	8.00
Effective interest rate
Derivative [Line Items]
Measurement input	2.47